Summary of Operating Results Which Have Been Reflected As Discontinued Operations (Detail) - USD ($) $ in Millions	3 Months Ended							12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total (loss) income from discontinued operations	$ (10)	$ 3	$ 1	$ (1)	$ 3	$ 3	$ (7)	$ (7)	$ (1)	$ 575
Baxalta Inc | Discontinued Operations, Held-for-disposition
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales								7	148	2,895
Cost of sales								(5)	(139)	(1,207)
Marketing and administrative expenses								(1)	(20)	(542)
Research and development expenses										(387)
Other (income) and expense items that are not major									1	(7)
Total (loss) income from discontinued operations before income taxes								1	(10)	752
Gain on disposal of discontinued operations								2	19
Income tax expense									10	177
Total (loss) income from discontinued operations								$ 3	$ (1)	$ 575